Segment Reporting - Long-Lived Assets, Attributable to Company's Geographic Regions (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Segment Reporting Information [Line Items]
Total	$ 242,898	$ 216,299
EMENA [Member]
Segment Reporting Information [Line Items]
Long-lived assets, attributable to the Company's geographical region	52,962	52,748
Americas [Member]
Segment Reporting Information [Line Items]
Long-lived assets, attributable to the Company's geographical region	49,880	44,866
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Long-lived assets, attributable to the Company's geographical region	38,589	34,068
Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets, attributable to the Company's geographical region	$ 101,467	$ 84,617